Net investment in lease - Schedule of Minimum Lease Receivable from Direct Financing Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 79.3
2023	79.3
2024	79.5
2025	79.3
2026	79.3
Thereafter	1,051.5
Minimum lease receivable from direct financing leases	$ 1,448.2	$ 773.2